Inventories	12 Months Ended
Dec. 31, 2020
Inventories [Abstract]
Inventories	Inventories
The amount of inventory recognized as an expense in "Cost of net sales" in the consolidated income statement during 2020 amounted to $2.1 billion (2019: $2.2 billion, 2018: $2.2 billion). The amount of inventory recognized as an expense in "Cost of other revenues" in the consolidated income statement during 2020 amounted to $63 million (2019: $127 million, 2018: $0 million).

($ millions)	2020	2019
Raw material, consumables	278	286
Work in progress	136	101
Finished products	1,230	1,118
Total inventories	1,644	1,505
Alcon recognized inventory provisions and write-downs amounting to $304 million in 2020 (2019: $181 million, 2018: $170 million) and reversed inventory provisions amounting to $91 million (2019: $65 million, 2018: $56 million). Inventory provisions mainly relate to the adjustment of inventory balances to their net realizable value based on the forecasted sales. Reversals are made when the products become saleable.